Pro Forma Financial Information (Details 1) (USD $)	Aug. 31, 2012	Aug. 31, 2011
Historical
Current Assets:
Cash and cash equivalents	$ 1,931	$ 1,931
Accounts receivable (net of $3,000 allowance)
Prepaid expenses and other current assets	2,993	2,993
Total current assets	4,924	4,924
Property and equipment (net of accumulated depreciation)	1,481	1,481
Total assets	6,405	6,405
Current liabilities:
Line of credit payable
Accounts payable and other accrued expenses	142,990	142,990
Accrued interest payable	42,575	42,575
Accrued interest payable - related parties	48,216	48,216
Total current liabilities	233,781	233,781
Long-term liabilities:
Convertible notes payable - (net of discount of $0 and $0)	125,000	125,000
Convertible notes payable - related parties (net of discount of $0 and $0)	235,025	235,025
Total long-term liabilities	360,025	360,025
Total liabilities	593,806	593,806
Stockholders' Deficit:
Preferred stock, par value $.001 per share; 10,000,000 shares authorized 129,062 and 129,062 shares issued and outstanding at August 31, 2012 and August 31, 2011, respectively	129	129
Common stock, par value $.001 per share; 200,000,000 shares authorized; 57,563,258 and 50,998,814 shares issued and outstanding at August 31, 2012 and August 31, 2011, respectively	57,563	57,563
Additional paid-in capital	57,697,233	57,697,233
Accumulated deficit prior to reentering development stage	(58,004,869)	(58,004,869)
Deficit accumulated during the development stage	(333,982)	(333,982)
Noncontrolling interest	(3,475)	(3,475)
Total stockholders' deficit	(587,401)	(587,401)
Total liabilities and stockholders' deficit	6,405	6,405
Pro Forma Adjustments
Current Assets:
Cash and cash equivalents	27,484	53,805
Accounts receivable (net of $3,000 allowance)	423,915	222,664
Prepaid expenses and other current assets	4,090
Total current assets	455,489	276,469
Property and equipment (net of accumulated depreciation)	46,845	30,701
Total assets	502,334	307,170
Current liabilities:
Line of credit payable		41,612
Accounts payable and other accrued expenses	18,542	11,163
Accrued interest payable
Accrued interest payable - related parties
Total current liabilities	18,542	52,775
Long-term liabilities:
Convertible notes payable - (net of discount of $0 and $0)
Convertible notes payable - related parties (net of discount of $0 and $0)
Total long-term liabilities
Total liabilities	18,542	52,775
Stockholders' Deficit:
Preferred stock, par value $.001 per share; 10,000,000 shares authorized 129,062 and 129,062 shares issued and outstanding at August 31, 2012 and August 31, 2011, respectively
Common stock, par value $.001 per share; 200,000,000 shares authorized; 57,563,258 and 50,998,814 shares issued and outstanding at August 31, 2012 and August 31, 2011, respectively
Additional paid-in capital	15,368	15,368
Accumulated deficit prior to reentering development stage
Deficit accumulated during the development stage	468,424	239,027
Noncontrolling interest
Total stockholders' deficit	483,792	254,395
Total liabilities and stockholders' deficit	502,334	307,170
Pro Forma
Current Assets:
Cash and cash equivalents	29,415	55,736
Accounts receivable (net of $3,000 allowance)	423,915	222,664
Prepaid expenses and other current assets	7,083	2,993
Total current assets	460,413	281,393
Property and equipment (net of accumulated depreciation)	48,326	32,182
Total assets	508,739	313,575
Current liabilities:
Line of credit payable		41,612
Accounts payable and other accrued expenses	161,532	154,153
Accrued interest payable	42,575	42,575
Accrued interest payable - related parties	48,216	48,216
Total current liabilities	252,323	286,556
Long-term liabilities:
Convertible notes payable - (net of discount of $0 and $0)	125,000	125,000
Convertible notes payable - related parties (net of discount of $0 and $0)	235,025	235,025
Total long-term liabilities	360,025	360,025
Total liabilities	612,348	646,581
Stockholders' Deficit:
Preferred stock, par value $.001 per share; 10,000,000 shares authorized 129,062 and 129,062 shares issued and outstanding at August 31, 2012 and August 31, 2011, respectively	129	129
Common stock, par value $.001 per share; 200,000,000 shares authorized; 57,563,258 and 50,998,814 shares issued and outstanding at August 31, 2012 and August 31, 2011, respectively	57,563	57,563
Additional paid-in capital	57,712,601	57,712,601
Accumulated deficit prior to reentering development stage	(58,004,869)	(58,004,869)
Deficit accumulated during the development stage	134,442	(94,955)
Noncontrolling interest	(3,475)	(3,475)
Total stockholders' deficit	(103,609)	(333,006)
Total liabilities and stockholders' deficit	$ 508,739	$ 313,575